Inventories	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories
11.	INVENTORIES

	2019		2018		2017
Refined products	50,563		33,583		16,260
Crude oil and natural gas	24,756		14,571		8,474
Products in process	2,259		1,177		640
Raw materials, packaging materials and others	2,901		3,993		1,775

	80,479	(1)	53,324	(1)	27,149	(1)

(1)	As of December 31, 2019, 2018 and 2017, the cost of inventories does not exceed their net realizable value.